UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street  Omaha, Nebraska

68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

            (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

9/30

Date of reporting period: 9/30/09

Item 1.  Reports to Stockholders.

The Oxford Global Total Return Fund

Annual Report

September 30, 2009

Investor Information: 1-877-350-8668

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of The Oxford Global Total Return Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Dear Shareholder,

The 3rd Quarter of 2009 continued to demonstrate how the “great humiliator” consistently humbles one and all, pro or novice. The momentum of the SP 500 continued in stride despite weak underlying economic and market fundamentals catching most participants by surprise. Granted, a pleasant surprise, but nonetheless, a surprise worth paying attention to.

The bounce from the March lows has benefited those in over weighted equity positions, many of these same that felt the blows of 2008. We took on our equity positions between March 3rd – March 6th, anticipating building our positions in full as we usually do, only to have the market rally with dramatic momentum. Getting on or off a fast moving train can commonly result in injury and as such we stayed the course with our equity exposure.

As a result, our standard deviation1 since inception through the third quarter came in below 4 compared to the SP 500 in excess of 23. This speaks well to our objective on a volatility basis and translates to a very representative risk and reward relationship (Alpha)2, but obviously fell short on a mere return basis relative to the index.

Our sector allocation and therefore our individual equity selection has proven profitable in 2009 as our average growth (price appreciation) through the end of the 3rd Quarter 2009 stands at 62.5% and the median growth is 56% (this does not include dividends, therefore nor the reinvestment of them) compared to the SP 500 just north of 17% YTD. The current yield on the equity positions is 3.6% compared to the SP 500 of2.26%.

We will continue to monitor the asset allocation and maintain our discipline to a conservative standard deviation as we anticipate maintained volatility.

Thank you for your continued commitment to our firm and we look forward to seeing you next quarter.

Sincerely,

Jason B. Beckman

Mutual Funds involve risk including possible loss of principal.

There are special risks associated with international investing, including currency fluctuation, economic conditions, and different governmental and accounting standards. Investing in bonds contains interest rate risk, credit risk and inflation risk.

Investors should carefully consider the investment objectives, risks, charges and expenses of The Oxford Global Total Return Fund. This and other important information about the Fund is contained in the prospectus.  To obtain an additional prospectus please call 877-350-FUND. The prospectus should be read carefully before investing. The Oxford Global Total Return Fund is distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

1443-NLD-12/9/2009

1 Standard deviation is the quantitative measurement of volatility.

2 Alpha is a measure of a portfolio's return in excess of the market return, after both have been adjusted for risk.

The Oxford Global Total Return Fund

Performance of a $10,000 Investment (Unaudited)*

Total Returns as of September 30, 2009
Inception*
Oxford Global Total Return Fund
Class A
Without sales charge	7.40%
With sales charge ++	1.99%
Class C	6.59%
Class I	7.50%
S&P 500	20.40%

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.  Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross operating expenses, including underlying funds,  is 1.54%,2.29% and 1.29% for Classes A, C and I, respectively,  The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.

++ Adjusted for maximum initial sales charge of 5.00%.

*For the period November 11, 2008 (Commencement of Operations) through September 30, 2009.

Portfolio Holdings Summary (Unaudited)

As of September 30, 2009

Portfolio Holdings by Industry	% of Net Assets		% of Net Assets
Common Stocks	42.50	Semiconductors	1.72
Miscellaneous Manufacturing	7.93	Home Furnishings	1.16
Oil & Gas	6.74	Food	1.15
Pharmaceuticals	4.83	Media	1.09
Chemicals	4.18	Engineering & Construction	0.80
Telecommunications	3.15	Exchange Traded Funds	6.48
Aerospace / Defense	3.10	Equity Fund	6.48
Beverages	2.44	Cash & Other Assets Less Liabilities	51.02
Household Products	2.34	Total Net Assets	100.00
Agriculture	1.87

The Oxford Global Total Return Fund
PORTFOLIO OF INVESTMENTS
September 30, 2009
Shares		Market Value
	COMMON STOCK - 42.50%
	AEROSPACE / DEFENSE - 3.10%
1,000	Lockheed Martin Corp.	$ 78,080

	AGRICULTURE - 1.87%
1,000	Altria Group, Inc.	17,810
1,000	Archer-Daniels-Midland Co.	29,220
		47,030
	BEVERAGES - 2.44%
1,000	Diageo PLC - ADR	61,490

	CHEMICALS - 4.18%
1,000	BASF SE - ADR	53,000
2,000	Dow Chemical Co.	52,140
		105,140
	ENGINEERING & CONSTRUCTION - 0.80%
1,000	ABB Ltd. - ADR	20,040

	FOOD - 1.15%
1,000	Unilever NV	28,860

	HOME FURNISHINGS - 1.16%
1,000	Sony Corp.	29,200

	HOUSEHOLD PRODUCTS - 2.34%
1,000	Kimberly-Clark Corp.	58,980

	MEDIA - 1.09%
1,000	Walt Disney Co.	27,460

	MISCELLANEOUS MANUFACTURING - 7.93%
1,000	3M Co.	73,800
2,000	General Electric Co.	32,840
1,000	Siemens AG -ADR	92,960
		199,600
	OIL & GAS - 6.74%
1,000	BP PLC - ADR	53,230
1,000	Royal Dutch Shell PLC - ADR	57,190
1,000	Total Fina Elf SA - ADR	59,260
		169,680
	PHARMACEUTICALS - 4.83%
1,000	AstraZeneca PLC -ADR	44,950
1,000	GlaxoSmithKline PLC - ADR	39,510
1,000	Sanofi-Aventis SA - ADR	36,950
		121,410

The accompanying notes are an integral part of these financial statements.

The Oxford Global Total Return Fund
PORTFOLIO OF INVESTMENTS
September 30, 2009
Shares		Market Value
	SEMICONDUCTORS - 1.72%
1,000	Intel Corp.	$ 19,570
1,000	Texas Instruments, Inc.	23,690
		43,260
	TELECOMMUNICATIONS - 3.15%
1,000	BT Group PLC - ADR	20,810
1,000	Deutsche Telekom AG - ADR	13,660
1,018	France Telecom SA - ADR	27,405
1,000	Telecom Italia - ADR	17,530
		79,405

	TOTAL COMMON STOCK	1,069,635
	( Cost - $690,164)

	EXCHANGE TRADED FUNDS - 6.48%
	EQUITY FUND - 6.48%
2,900	ProShares Short S&P500	163,183
	TOTAL EXCHANGE TRADED FUNDS	163,183
	( Cost - $178,070)

	TOTAL INVESTMENTS - 48.98%
	( Cost - $868,234) (a)	1,232,818
	CASH & OTHER ASSETS LESS LIABILITIES - 51.02%	1,283,917
	NET ASSETS - 100.00%	$ 2,516,735
	________
ADR - American Depositary Reciept.
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
	$868,234 and differs from market value by net unrealized appreciation (depreciation) of securities as
	follows:

	Unrealized appreciation:	$ 379,471
	Unrealized depreciation:	(14,887)
	Net unrealized appreciation:	$ 364,584

'The accompanying notes are an integral part of these financial statements.

The Oxford Global Total Return Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2009

Assets:
Investments in Securities at Market Value (identified cost $868,234)	$ 1,232,818
Cash	1,430,229
Dividends and Interest Receivable	3,348
Due From Investment Adviser	13,085
Prepaid Expenses and Other Assets	6,457
Total Assets	2,685,937

Liabilities:
Payable for Securities Purchased	141,825
Accrued Distribution Fees	694
Accrued Expenses Payable to Affiliates	10,333
Other Accrued Expenses and Liabilities	16,350
Total Liabilities	169,202

Net Assets	$ 2,516,735

Net Asset Value, Offering and Redemption Price Per Share
Class A Shares:
Net Assets (Unlimited shares of no par beneficial interest	$ 2,516,713
authorized; 235,430 shares outstanding)
Net Asset Value ($2,516,713 / 235,430 shares outstanding)	$ 10.69
Maximum Offering Price Per Share ($10.69/0.950)	$ 11.25
Class C Shares:
Net Assets (Unlimited shares of no par beneficial interest	$ 11
authorized; 1 share outstanding)
Net Asset Value ($10.61/1 share outstanding)	$ 10.61
Class I Shares:
Net Assets (Unlimited shares of no par beneficial interest	$ 11
authorized; 1 share outstanding)
Net Asset Value ($10.70/1 share outstanding)	$ 10.70

Composition of Net Assets:
At September 30, 2009, Net Assets consisted of:
Paid-in-Capital	$ 2,152,151
Net Unrealized Appreciation on Investments	364,584
Net Assets	$ 2,516,735

The accompanying notes are an integral part of these financial statements.

The Oxford Global Total Return Fund
STATEMENT OF OPERATIONS
For the Period Ended September 30, 2009*

Investment Income:
Interest Income	$ 68,473
Dividend Income (Less $1,993 of Foreign Taxes)	22,820
Total Investment Income	91,293

Expenses:
Administration Fees	34,977
Investment Advisory Fees	33,803
Fund Accounting Fees	23,452
Transfer Agent Fees	17,616
Legal Fees	15,276
Audit Fees	15,000
Chief Compliance Officer Fees	11,987
Distribution Fees, Class A	11,133
Printing Expense	9,143
Trustees' Fees	4,660
Registration & Filing Fees	2,981
Miscellaneous Expenses	2,864
Custody Fees	2,266
Distribution Fees, Class C	497
Total Expenses	185,655
Less: Expenses Reimbursed by Adviser	(94,789)
Net Expenses	90,866
Net Investment Income	427

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions:
Net Realized Loss on Foreign Currency Transactions	(577)
Net Change in Unrealized Appreciation on Investments	364,584
Net Realized and Unrealized Gain on Investments
and Foreign Currency Transactions	364,007

Net Increase in Net Assets Resulting From Operations	$ 364,434
_______
*Beginning November 11, 2008 (commencement of operations).

The accompanying notes are an integral part of these financial statements.

The Oxford Global Total Return Fund
STATEMENT OF CHANGES IN NET ASSETS

For the period
ended
September 30, 2009*
Operations:
Net Investment Income	$ 427
Net Realized Loss on Foreign Currency Transactions	(577)
Net Change in Unrealized Appreciation on Investments	364,584
Net Increase in Net Assets
Resulting From Operations	364,434

Distributions to Shareholders From:
Net Investment Income:
Class A ($0.05 per share)	(27,337)
Class C ($0.00 per share)	-
Class I ($0.00 per share)	-
Total Distributions to Shareholders	(27,337)

Beneficial Interest Transactions:
Class A:
Proceeds from Shares Issued (988,082 shares)	9,929,653
Distributions Reinvested (2,731 shares)	27,337
Cost of Shares Redeemed (755,383 shares)	(7,775,494)
Total Class A Transactions	2,181,496

Class C:
Proceeds from Shares Issued (25,091 shares)	258,631
Reinvestment of Dividends **	-
Cost of Shares Redeemed (25,090 shares)	(260,499)
Total Class C Transactions	(1,868)

Class I:
Proceeds from Shares Issued (1 share)	10
Reivestment of Dividends **	-
Total Class I Transactions	10

Net Increase in Net Assets from Capital Share Transactions	2,179,638

Increase in Net Assets	2,516,735

Net Assets:
Beginning of Period	-
End of Period (including undistributed net investment
income of $0)	$ 2,516,735
_____
*Beginning November 11, 2008 (commencement of operations).
** Less than $1.00

The accompanying notes are an integral part of these financial statements.

The Oxford Global Total Return Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the period ended September 30, 2009*

	Class A		Class C	Class I
Net Asset Value, Beginning of Period	$ 10.00		$ 10.00	$ 10.00

Increase From Operations:
Net investment income (loss) (a)	0.00	(e)	(0.17)	0.09
Net gain from securities
(both realized and unrealized)	0.74		0.83	0.66
Total from operations	0.74		0.66	0.75
Distributions to shareholders from:
Net investment income	(0.05)		(0.05)	(0.05)
Net realized gains	-		-	-
Total distributions	(0.05)		(0.05)	(0.05)

Net Asset Value, End of Period	$ 10.69		$ 10.61	$ 10.70

Total Return (b) (d)	7.40%		6.59%	7.50%

Ratios/Supplemental Data
Net assets, end of period	$ 2,516,713		$ 11	$ 11
Ratio of expenses to average net assets (c),
before reimbursement	4.11%		4.35%	11.78%
net of reimbursement	2.00%		2.75%	1.75%
Ratio of net investment income to
average net assets (c)	0.03%		(1.82)%	0.98%
Portfolio turnover rate (d)	0%		0%	0%

__________
*Beginning November 11, 2008 (commencement of operations).
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for each period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized.
(d) Not annualized.

The accompanying notes are an integral part of these financial statements.

The Oxford Global Total Return Fund

NOTES TO FINANCIAL STATEMENTS

September 30, 2009

1.

ORGANIZATION

The Oxford Global Total Return Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.  The Fund offers three classes of shares designated as Class A, Class C and Class I.  Each class represents an interest in the same assets of the Fund.  Class A shares are sold with a maximum front-end sales charge of 5.00%.  Class C and Class I shares are offered continuously at net asset value.  The primary investment objective of the Fund is long term total return.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for an identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Oxford Global Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2009

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$ 1,069,635	$ -	$ -	$ 1,069,635
Exchange Traded Funds	163,183	-	-	163,183
Total	$ 1,232,818	$ -	$ -	$ 1,232,818

 The Fund did not hold any Level 3 securities during the period.

*Please refer to the Schedule of Investments for Industry Classifications.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions expected to be taken in the Fund’s 2009 return and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.  The fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended September 30, 2009, the Fund did not incur any interest or penalties.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

The Oxford Global Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2009

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by The Oxford Private Client Group, LLC (the “Adviser”).  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 0.75% of the average daily net assets of the Fund.  For the period ended September 30, 2009, the Adviser earned advisory fees of $33,803.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in underlying funds, or extraordinary expenses such as litigation) at least until November 30, 2009, so that the total annual operating expenses of the Fund do not exceed 1.75% for Class I, 2.00% for Class A, and 2.75% for Class C shares of the Fund’s average daily net assets.  Waivers and expense payments may be recouped by the adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed.  During the period ended September 30, 2009, the Adviser waived fees of $94,789, all of which is subject to recapture by the Adviser through September 30, 2012.

The Fund has entered into separate servicing agreements with GFS, whereby GFS will provide administrative, fund accounting, transfer agency and custody administration services to the Fund.  Agreements are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are the greater of the annual minimum or the basis point fees.  The annual minimum is $40,000 and the basis point fees are:

10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting - Total charges for fund accounting services include fees and out-of-pocket expenses. The Fund pays GFS a base annual fee of $24,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

A Trustee and certain officers of the Fund are also officers of GFS and are not paid any fees directly by the Fund for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee of $10,250, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended September 30, 2009, the Fund incurred expenses of $11,987 for compliance services pursuant to the Trust’s Agreement with NLCS.

The Oxford Global Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2009

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the period ended September 30, 2009, GemCom received $2,503 for providing such services.  The printing expenses disclosed in the Statement of Operations include the fees paid to GemCom.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares for such distribution and shareholder service activities.  For the period ended September 30, 2009, the Fund incurred distribution fees of $11,133 and $497 for Class A shares and Class C shares, respectively.

Trustees – Effective June 30, 2009, the Fund will pay its pro rata share of a total Trustee fee of $10,000 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser.  Prior to June 30, 2009 the Fund paid each Trustee who is not affiliated with the Trust or Adviser a pro rata share of the total fee of $7,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending the meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the period ended September 30, 2009, amounted to $868,250 and $16, respectively.

5.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following period was as follows:

As of September 30, 2009, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Permanent book and tax differences, attributable to the tax treatment of foreign currency gains/(losses), non-deductible expenses and distributions in excess of net investment income, resulted in reclassification for the tax year ended September 30, 2009 as follows: a decrease in paid-in-capital of $27,487; a decrease in undistributed net investment loss of $26,910 and a decrease in accumulated net realized gain from investments and foreign currency transactions of $577.

The Oxford Global Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2009

6.

NEW ACCOUNTING PRONOUNCEMENTS

Effective September 30, 2009, the Fund became subject to Financial Accounting Standards No. 168, “The FASB Accounting Standards Codification™ and the Hierarchy of Generally Accepted Accounting Principles.  SFAS 168 replaces SFAS No. 162, “The Hierarchy of Generally Accepted Accounting Principles™” and establishes the “FASB Accounting Standards Codification™ (“Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP.  All guidelines contained in the Codification carries an equal level of authority.  The Codification supersedes all existing non-SEC accounting and reporting standards.  All other non-grandfathered non-SEC accounting literature not included in the Codification has become nonauthoritative.  These financial statements have been prepared in accordance with standards established pursuant to SFAS 168.

7.      SUBSEQUENT EVENTS

GAAP requires the Fund to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  In addition, GAAP requires the Fund to disclose the date through which subsequent events have been evaluated.  Management has evaluated subsequent events through the issuance of these financial statements on November 25, 2009 and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of the Northern Lights Fund Trust

and the Shareholders of The Oxford Global Total Return Fund

We have audited the accompanying statement of assets and liabilities of The Oxford Global Total Return Fund, a series of shares of beneficial interest of the Northern Lights Fund Trust, including the portfolio of investments, as of September 30, 2009, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from November 11, 2008 (commencement of operations) through September 30, 2009.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2009 by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Oxford Global Total Return Fund as of September 30, 2009, and the results of its operations, the changes in its net assets and its financial highlights for the period from November 11, 2008 through September 30, 2009 in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

November 25, 2009

The Oxford Global Total Return Fund

Trustees & Officers (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*
L. Merill Bryan **(65) Trustee since 2005 Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation Other Directorships: AdvisorOne Funds	45

Anthony J. Hertl (59)

Trustee since 2005

Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller. Mr. Hertl is also a Certified Public Accountant.

Other Directorships: AdvisorOne Funds; Satuit Capital Management Trust; Z-Seven Fund, Inc.; Greenwich Advisor Trust

45
Gary W. Lanzen (55) Trustee since 2005 Chief Investment Officer (2006 – present), formerly President, Orizon Investment Counsel, LLC; Partner, Orizon Group, Inc. (a financial services company). Other Directorships: AdvisorOne Funds	45
Mark H. Taylor (45) Trustee since 2007 Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University since July 2009; Member, John P. Begley Endowed Chair in Accounting, Creighton University, 2002 – 2009; Auditing Standards Board, AICPA since 2008. Other Directorships: Lifetime Achievement Mutual Fund(LFTAX) (Director and Audit Committee Chairman)	45
Interested Trustees and Officers
Michael Miola***(57) Trustee since 2005 Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC, Northern Lights Distributors, LLC and Northern Lights Compliance Services, LLC; Director of Constellation Trust Company. Other Directorships: AdvisorOne Funds; Constellation Trust Co.	45

The Oxford Global Total Return Fund

Trustees & Officers (Unaudited) (Continued)

Interested Trustees and Officers (Continued)
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*

Andrew Rogers (40)

450 Wireless Blvd.; Hauppauge, NY  11788

President since June 2006

President and Manager, Gemini Fund Services, LLC (since 3/2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Formerly Manager, Northern Lights Compliance Services, LLC (3/2006 – 5/2008); Manager (since 3/2006) and President (since 2004), GemCom LLC

N/A

Emile R. Molineaux (47)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2005

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and CCO, Northern Lights Compliance Services, LLC;  (2003 – Present); In-house Counsel, The Dreyfus Funds (1999 – 2003)

N/A

Kevin E. Wolf (39)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since June 2006

Director of Fund Administration, Gemini Fund Services, LLC (2006 – Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (2004 - Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

N/A

Lynn Bowley (50)

Chief Compliance Officer since June 2007

Compliance Officer of Northern Lights Compliance Services, LLC (01/07 – present); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).

N/A

 The term of office for each Trustee and Officer listed above will continue indefinitely.

* The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

**From December 2006 through April 2007, L. Merill Bryan, a non-interested trustee of the Trust, invested $143,080 in a limited liability company ("LLC"). This investment is required to be disclosed because one of the other members of the LLC is under common control with the Fund’s distributor.  As of May 2007, Mr. Bryan is no longer a member of the LLC.

**** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).

The Trust’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll free 1-877-350-8668.

The Oxford Global Total Return Fund

Shareholder Expense Example (Unaudited)

As a shareholder of a Fund you incur ongoing costs including management fees, distribution, sales charges and/or service (12b-1 fees) fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on $1,000 invested during the period of time indicated below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (4/1/09)	Annualized Expense Ratio	Ending Account Value (9/30/09)	Expenses Paid During Period* (4/1/09 to 9/30/09)
Actual
Class A	$1,000.00	2.00%	$1,053.20	$10.29
Class C	$1,000.00	2.75%	$1,040.19	$14.06
Class I	$1,000.00	1.75%	$1,043.90	$ 8.97
Hypothetical (5% return before expenses)
Class A	$1,000.00	2.00%	$1,015.04	$10.10
Class C	$1,000.00	2.75%	$1,011.28	$13.87
Class I	$1,000.00	1.75%	$1,016.29	$ 8.85

 *Expenses Paid During Period are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the number of days in the six month period ending September 30, 2009).

Investment Adviser

The Oxford Private Client Group, LLC

1900 LaSalle Avenue, N.

Minneapolis, Minnesota 55403

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

Citibank, N.A.

One Sansome Street, 25th Floor

San Francisco, CA 94104

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-350-8668 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-350-8668.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

 (a) The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2009 - $12,000

2008 – N/A

(b)

Audit-Related Fees

2009 – None

2008 – N/A

(c)

Tax Fees

2009 – $2,000

2008 – N/A

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2009 - None

2008 – N/A

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2009

2008

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2009 - $2,000

2008 – N/A

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/9/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew B. Rogers

        Andrew B. Rogers, President

Date

12/9/09

By (Signature and Title)

/s/Kevin Wolf

       Kevin Wolf, Treasurer

Date

12/9/09